Goodwill (Tables)	12 Months Ended
Jun. 30, 2014
GOODWILL [Abstract]
Schedule of changes in carrying amount of goodwill

Balance
RMB
Balance as of June 30, 2012	—
Consolidation of CJOL (see Note 16)	62,548

Balance as of June 30, 2013	62,548

Balance as of June 30, 2014	62,548